Debt (Details 1)	1 Months Ended	9 Months Ended
	Sep. 15, 2015	Sep. 30, 2015
Debt Details 1
Volatility	112.00%	112.00%
Risk-free interest rate	0.80%	0.60%
Expected life (years)	2 years	2 years
Dividend yield